Earnings Per Share	12 Months Ended
Mar. 03, 2012
Earnings Per Share [Abstract]
Earnings Per Share
13.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	For the year ended
	March 3,	February 26,	February 27,
	2012	2011	2010

Net income for basic and diluted earnings per share available to common shareholders	$1,164	$3,411	$2,457

Weighted-average number of shares outstanding (000’s) - basic	524,101	535,986	564,492

Effect of dilutive securities (000’s) - stock-based compensation	89	2,344	5,267

Weighted-average number of shares and assumed conversions (000’s) - diluted	524,190	538,330	569,759

Earnings per share - reported
Basic	$2.22	$6.36	$4.35
Diluted	$2.22	$6.34	$4.31